                         OPPENHEIMER SELECT MANAGERS
                           QM Active Balanced Fund

                     Supplement dated May 19, 2003 to the
                       Prospectus dated March 28, 2003

The Prospectus is changed as follows:

Class Y shares of QM Active  Balanced  Fund are not  currently  available  for sale.

May 19, 2003                                                  PS0505.019